SIGNIFICANT ACCOUNTING POLICIES (Schedule of Property and Equipment Estimated Useful Lives) (Details)	12 Months Ended
Dec. 31, 2020
Computers [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	3 - 4 years
Molds [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	4 - 10 years
Equipment and furniture [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	10 - 17 years